Accounts payable and accrued liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Accounts payable	$ 1,678,839	$ 1,183,037
Accrued liabilities	300,134	318,285
Accounts payable and accrued liabilities	$ 1,978,973	$ 1,501,322